SHAREHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended
	May 12, 2020	Apr. 18, 2022	Feb. 20, 2022	Apr. 19, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Oct. 14, 2022	Sep. 29, 2022	Dec. 31, 2021	May 14, 2021
Ordinary shares authorized						50,000,000				50,000,000
Ordinary shares par value						$ 0.001				$ 0.001
Registration Statement, description					Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions
Ordinary sharers issued		6,000,000				21,848,333		2,750,000	2,750,000	13,848,333
Ordinary sharers outstanding						21,848,333				13,848,333
Statutory reserve						$ 898,405				$ 719,804
Total restricted net assets						11,457,547				$ 10,124,824
Price per share		$ 1.50
Proceeds from issuance of shares, net						$ 11,989,949	$ 29,047,088
Subscription Agreement [Member]
Ordinary shares par value			$ 0.001
Ordinary sharers issued			2,000,000
Price per share			$ 1.50
Purchase price			$ 3,000,000.0
Proceeds from issuance of offering, net			$ 3,000,000.0
Independent directors [Member]
Ordinary shares par value											$ 0.001
Ordinary sharers granted											15,000
Fair value of ordinery shares											$ 53,250
Initial Public Offering [Member]
Ordinary shares par value	$ 6.00			$ 0.001
Ordinary sharers issued	1,333,333			6,000,000
Proceeds from issuance of shares, net	$ 5,400,000
Proceeds from issuance of shares, gross	$ 8,000,000
Common Stocks
Price per share				$ 5.0
Proceeds from issuance of offering, gross				$ 29,000,000.0